Derivatives	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

9. Derivatives

Hedging Objectives—We are exposed to certain risks relating to ongoing business operations. The primary risks managed by using derivative instruments are foreign currency exchange rate risk and interest rate risk. Forward contracts on various foreign currencies are entered into to manage the foreign currency exchange rate risk on operational exposure denominated in foreign currencies. Interest rate swaps are entered into to manage interest rate risk associated with our floating-rate borrowings. In accordance with authoritative guidance on accounting for derivatives and hedging, we designate foreign currency forward contracts as cash flow hedges on operational exposure and interest rate swaps as cash flow hedges of floating-rate borrowings.

Cash Flow Hedging Strategy—To protect against the reduction in value of forecasted foreign currency cash flows, we have instituted a foreign currency cash flow hedging program. We hedge portions of our expenses denominated in foreign currencies with forward contracts. When the dollar strengthens significantly against the foreign currencies, the decline in present value of future foreign currency revenue is offset by gains in the fair value of the forward contracts designated as hedges. Conversely, when the dollar weakens, the increase in the present value of future foreign currency cash flows is offset by losses in the fair value of the forward contracts.

We enter into interest rate swap agreements to manage interest rate risk exposure. The interest rate swap agreements modify our exposure to interest rate risk by converting floating-rate debt to a fixed rate basis, thus reducing the impact of interest rate changes on future interest expense and net earnings. These agreements involve the receipt of floating rate amounts in exchange for fixed rate interest payments over the life of the agreements without an exchange of the underlying principal amount.

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffective portion), and hedge components excluded from the assessment of effectiveness, are recognized in the consolidated statements of operations during the current period.

Our interest rate swaps were not designated in a cash flow hedging relationship because we no longer qualified for hedge accounting treatment following the amendment and restatement of our senior secured credit facility in February of 2013 (see Note 8, Debt). Derivatives not designated as hedging instruments are carried at fair value with changes in fair value reflected in the consolidated statement of operations.

Forward Contracts—In order to hedge our operational exposure to foreign currency movements, we are a party to certain foreign currency forward contracts that extend until September 2015. We have designated these instruments as cash flow hedges. No hedging ineffectiveness was recorded in earnings relating to the forward contracts during the three and nine months ended September 30, 2014 and 2013. As the outstanding contracts settle, it is estimated that $4 million in losses will be reclassified from other comprehensive income (loss) to earnings. We have also entered into short-term forward contracts to hedge a portion of our foreign currency exposure related to travel supplier liability payments. As part of our risk management strategy, these derivatives were not designated for hedge accounting at inception; therefore, the change in fair value of these contracts is recorded in our consolidated statements of operations. The adjustments to fair value of our foreign currency forward contracts for the three and nine months ended September 30, 2014 were not material to our results of operations.

As of September 30, 2014 and December 31, 2013, we had the following unsettled purchased foreign currency forward contracts that were entered into to hedge our operational exposure to foreign currency movements (in thousands, except for average contract rates):

September 30, 2014 Outstanding Notional Amount
Buy Currency	Sell Currency	Foreign Amount	USD Amount	Average Contract Rate
US Dollar	Australian Dollar	6,950	$6,195	0.8914
Euro	US Dollar	22,750	30,323	1.3329
British Pound Sterling	US Dollar	21,950	36,239	1.6510
Indian Rupee	US Dollar	1,074,000	16,680	0.0155
Polish Zloty	US Dollar	193,800	61,376	0.3167

December 31, 2013 Outstanding Notional Amount
Buy Currency	Sell Currency	Foreign Amount	USD Amount	Average Contract Rate
US Dollar	Australian Dollar	5,625	$5,041	0.8962
Australian Dollar	US Dollar	975	996	1.0215
Euro	US Dollar	12,800	16,624	1.2988
British Pound Sterling	US Dollar	18,450	28,908	1.5668
Indian Rupee	US Dollar	1,174,000	18,593	0.0158
Polish Zloty	US Dollar	170,400	52,748	0.3096

Interest Rate Swap Contracts—In April 2007, in connection with our then existing senior secured credit facilities, we entered into six interest rate swaps, four of which matured prior to 2013. The table below sets forth the remaining two interest rate swaps which matured on September 30, 2014.

Notional Amount	Interest Rate Received	Interest Rate Paid	Effective Date	Maturity Date
$400 million	1 month LIBOR	2.03%	July 29, 2011	September 30, 2014
$350 million	1 month LIBOR	2.51%	April 30, 2012	September 30, 2014

$750 million

The objective of the swaps was to hedge the interest payments associated with floating-rate liabilities on the notional amounts of a portion of our senior secured debt as summarized in the table above. Our interest rate swaps were not designated in a cash flow hedging relationship because we no longer qualified for hedge accounting treatment following the amendment and restatement of our senior secured credit facility in February 2013 (see Note 8, Debt). Derivatives not designated as hedging instruments are carried at fair value with changes in fair value recognized in the consolidated statements of operations. The adjustments to fair value of our interest rate swap agreements for the three and nine months ended September 30, 2014 were not material to our results of operations.

The estimated fair values of our derivatives designated as hedging instruments as of September 30, 2014 and December 31, 2013 are as follows (in thousands):

	Derivative Assets (Liabilities)
	Balance Sheet Location	Fair Value as of
Derivatives designated as hedging instruments		September 30, 2014	December 31, 2013
Foreign exchange contracts	Prepaid expenses	$—	$5,374
	Other accrued liabilities	$(4,079)	$—

The effects of derivative instruments, net of taxes, on other comprehensive income (loss) (“OCI”) for the three and nine months ended September 30, 2014 and 2013 are as follows (in thousands):

	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)
Derivatives in Cash Flow Hedging Relationships	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Foreign exchange contracts	$(3,799)	$2,752	$(3,181)	$564

		Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships	Income Statement Location	Three Months Ended September 30,		Nine Months Ended September 30,
		2014	2013	2014	2013
Foreign exchange contracts	Cost of revenue	$646	$(370)	$4,242	$685

As described in Note 8, Debt, on February 19, 2013 we entered into an agreement that amended and restated our existing senior secured credit facilities. As a result, a critical term of the interest rate swap agreements no longer matched the senior secured debt, and we no longer qualified for hedge accounting as of January 1, 2013. For the three and nine months ended September 30, 2014, we reclassified $4 million ($2 million, net of tax) and $11 million ($7 million, net of tax), respectively, from OCI to interest expense related to the derivatives that no longer qualify for hedge accounting. The interest rate swaps matured on September 30, 2014.

Embedded Derivative Related to Senior Secured Notes—The 2019 Notes included a contingent call option to redeem up to 40% of the notes in the event of an equity offering at a rate of 108.50%, until May 15, 2015. This contingent call option was not clearly and closely related to the hybrid indenture and therefore required separate accounting. In May 2014, we exercised our contingent call option and prepaid 40%, or $320 million, of our 2019 Notes. In conjunction with the prepayment, the fair value of the contingent call option of $2 million was charged to loss on debt extinguishment for the nine months ended September 30, 2014.

12. Derivatives

Hedging Objectives—We are exposed to certain risks relating to ongoing business operations. The primary risks managed by using derivative instruments are foreign currency exchange rate risk and interest rate risk. Forward contracts on various foreign currencies are entered into to manage the foreign currency exchange rate risk on operational exposure denominated in foreign currencies. Interest rate swaps are entered into to manage interest rate risk associated with our floating-rate borrowings. In accordance with authoritative guidance on accounting for derivatives and hedging, we designate foreign currency forward contracts as cash flow hedges on operational exposure and interest rate swaps as cash flow hedges of floating-rate borrowings.

Cash Flow Hedging Strategy—For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffective portion) or hedge components excluded from the assessment of effectiveness, are recognized in the consolidated statements of operations during the current period.

To protect against the reduction in value of forecasted foreign currency cash flows resulting from export sales over the next year, we have instituted a foreign currency cash flow hedging program. We hedge portions of our expenses denominated in foreign currencies with forward contracts. When the dollar strengthens significantly against the foreign currencies, the decline in present value of future foreign currency revenue is offset by gains in the fair value of the forward contracts designated as hedges. Conversely, when the dollar weakens, the increase in the present value of future foreign currency cash flows is offset by losses in the fair value of the forward contracts.

We have entered into interest rate swap agreements to manage interest rate risk exposure. The interest rate swap agreements utilized effectively modify our exposure to interest rate risk by converting floating-rate debt to a fixed rate basis, thus reducing the impact of interest rate changes on future interest expense and net earnings. These agreements involve the receipt of floating rate amounts in exchange for fixed rate interest payments over the life of the agreements without an exchange of the underlying principal amount.

Our interest rate swaps are not designated in a cash flow hedging relationship because we no longer qualified for hedge accounting treatment following the amendment and restatement of our Senior Secured Credit Facility in February of 2013 (see Note 11, Debt). Derivatives not designated as hedging instruments are carried at fair value with changes in fair value reflected in the consolidated statement of operations.

Forward Contracts—In order to hedge our operational exposure to foreign currency movements, we are a party to certain foreign currency forward contracts that extend until December 1, 2014. We have designated these instruments as cash flow hedges. No hedging ineffectiveness was recorded in earnings relating to the forwards during the years ended December 31, 2013, 2012, or 2011. As the outstanding contracts settle, it is estimated that $5 million in gains will be reclassified from other comprehensive income (loss) to earnings. We have also entered into short-term forward contracts to hedge a portion of our foreign currency exposure related to travel supplier liability payments. As part of our risk management strategy, these derivatives were not designated for hedge accounting at inception; therefore, the change in fair value of these contracts is recorded in our consolidated statements of operations.

As of December 31, 2013 and 2012, we had the following unsettled purchased foreign currency forward contracts that were entered into to hedge our operational exposure to foreign currency movements:

December 31, 2013 Outstanding Notional Amount
Buy Currency	Sell Currency	Foreign Amount	USD Amount	Average Contract Rate
(Amounts in thousands, excluding average contract rates)
US Dollar	Australian Dollar	5,625	$5,041	0.8962
Australian Dollar	US Dollar	975	996	1.0215
Euro	US Dollar	12,800	16,624	1.2988
British Pound Sterling	US Dollar	18,450	28,908	1.5668
Indian Rupee	US Dollar	1,174,000	18,593	0.0158
Polish Zloty	US Dollar	170,400	52,748	0.3096

December 31, 2012 Outstanding Notional Amount
Buy Currency	Sell Currency	Foreign Amount	USD Amount	Average Contract Rate
(Amounts in thousands, excluding average contract rates)
Australian Dollar	US Dollar	4,400	$4,433	1.0074
Euro	US Dollar	20,005	26,168	1.3081
British Pound Sterling	US Dollar	15,850	25,418	1.6036
Indian Rupee	US Dollar	1,236,000	21,899	0.0177
Polish Zloty	US Dollar	158,450	48,503	0.3061

Interest Rate Swap Contracts—During April 2007, in connection with our senior secured credit facilities (see Note 11, Debt) with a three-month LIBOR as the floating interest rate, we entered into six interest rate swaps. Under the terms of the swaps, the interest rate payments and receipts are quarterly on the last day of January, April, July and October. The reset dates on the swaps are also the last day of January, April, July and October each year until maturity.

The table below includes the outstanding and matured interest rate swaps relevant to the years ended December 31, 2013, 2012 and 2011:

	Notional Amount	Interest Rate Received	Interest Rate Paid	Effective Date	Maturity Date
Outstanding:	$400 million	1 month LIBOR	2.03%	July 29, 2011	September 30, 2014
	$350 million	1 month LIBOR	2.51%	April 30, 2012	September 30, 2014

	$750 million

Matured:	$800 million	3 month LIBOR	5.04%	April 30, 2007	April 30, 2012
	$350 million	3 month LIBOR	4.99%	April 30, 2007	April 30, 2011
	$125 million	3 month LIBOR	5.04%	April 30, 2007	April 28, 2011
	$125 million	3 month LIBOR	5.03%	April 30, 2007	April 28, 2011

	$1,400 million

The objective of the swaps is to hedge the interest payments associated with floating-rate liabilities on the notional amounts of our Senior Secured Debt as summarized above. The effectiveness of the swaps is periodically assessed throughout the life of the swaps using the “hypothetical derivative method.” The hypothetical swap has terms that identically match the terms of the floating rate liability, and is therefore presumed to perfectly offset the hedged cash flows. We review the critical terms of the swaps and the hedged instrument quarterly to validate that the terms continue to match and that there has been no deterioration in the creditworthiness of the counterparties. Hedge ineffectiveness is calculated quarterly based upon the excess of the cumulative change in the fair value of the actual swap over the cumulative change in the fair value of the “perfect” hypothetical swap. The amount of ineffectiveness, if any, is recorded in earnings. For the years ended December 31, 2012 and 2011, no hedge ineffectiveness has been incurred.

The estimated fair values of our derivatives designated as hedging instruments as of December 31, 2013 and 2012 are provided below:

	Derivative Assets (Liabilities)
Derivatives designated as hedging instruments	Balance Sheet Location	Fair Value as of December 31,
		2013	2012
		(Amounts in thousands)
Foreign exchange contracts	Prepaid expenses	$5,374	$2,568
Interest rate swaps	Other accrued liabilities	—	(15,111)
	Other noncurrent liabilities	—	(10,461)

Total		$5,374	$(23,004)

The effects of derivative instruments, net of taxes, on other comprehensive income (loss) (“OCI”) for the years ended December 31, 2013, 2012 and 2011 are provided below:

		Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)
Derivatives in Cash Flow Hedging Relationships		Year Ended December 31,
		2013	2012	2011
		(Amounts in thousands)
Foreign exchange contracts		$2,999	$4,593	$(577)
Interest rate swaps		—	(3,924)	(24,092)

Total		$2,999	$669	$(24,669)

		Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships		Year Ended December 31,
	Location	2013	2012	2011
		(Amounts in thousands)
Foreign exchange contracts	Cost of revenue	$915	$(2,890)	$8,508
Interest rate swaps	Interest expense	—	(15,906)	(29,250)

Total		$915	$(18,796)	$(20,742)

As described in Note 11, Debt, on February 19, 2013 we entered into an agreement that amended and restated our existing senior secured credit facilities. As a result, a critical term of the interest rate swap agreements no longer matched the senior secured debt, and we no longer qualified for hedge accounting as of January 1, 2013. For the year ended December 31, 2013, we reclassified $15 million, or $9 million, net of tax, from OCI to interest expense related to the derivatives that no longer qualify for hedge accounting. As of December 31, 2013, the estimated fair value of interest rate swaps not designated as hedging instruments was a $12 million liability and included in other accrued liabilities in our consolidated balance sheet. The accumulated unrealized loss related to these derivatives was $11 million at December 31, 2013 and will be amortized from other comprehensive income (loss) into interest expense through the maturity date of the respective swap agreements. The adjustment to fair value of these interest rate swap agreements for the year ended December 31, 2013 was not material to our results of operations. We had no other derivatives not designated as hedging instruments as of December 31, 2013 and 2012. See “—Forward Contracts” for additional information on our purpose for entering into derivatives not designated as hedging instruments and our overall risk management strategies.

Embedded Derivative Related to Senior Secured Notes—On May 9, 2012 Sabre GLBL Inc. issued $400 million in senior secured notes which included a contingent call option to redeem up to 40% of the notes in the event of an equity offering at a rate of 108.50%, until May 15, 2015. This contingent call option is not clearly and closely related to the hybrid indenture and therefore requires separate accounting. We recognized a change in the fair value of the option as a gain of $2 million in other, net in our results of operations for the year ended December 31, 2013. The change in fair value of the option was not material for the year ended December 31, 2012.